39. Supplementary information to the cash flow (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions not involving cash
Additions to property, plant and equipment and intangible assets - with no cash effect	R$ (1,315,151)	R$ (6,653,985)	R$ (38,944)
Increase in lease liabilities - no effect on cash	R$ 1,315,151	R$ 6,653,985	R$ 38,944